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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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         1      Name and Address of Issuer:
                Principal Life Insurance Company Separate Account B The Principal Financial Group
                Des Moines, IA  50392-0200

         2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
                ------------------
                        X
                ------------------

         3      Investment Company Act File Number:       811-02091
                Securities Act File Number:          02-37988, 02-78001,
                       33-74232, 33-44670, 33-44565, 333-63401, 333-40254

         4 a    Last day of fiscal year for which this notice if filed:
                12/31/2001

         4 b Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                ------------------
                       N/A
                ------------------
                Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4 c Check box if this is the last time the issuer will be filing this Form.
                ------------------
                       N/A
                ------------------

         5      Calculation of registration fee:

                (i)               Aggregate sale price of securities sold during the            02-37988               $70,961
                                  fiscal year in reliance on rule 24f-2:                        02-78001               756,233
                                                                                                33-44565             9,463,372
                                                                                                33-44670            63,094,355
                                                                                                333-63401           11,285,958
                                                                                                33-74232           685,982,853
                                                                                                333-40254          247,497,831
                                                                                                                 --------------
                                                                                                                 1,018,151,563
                (ii)              Aggregate price of shares redeemed or             02-37988         550,123
                                  repurchased during the fiscal year:               02-78001         620,385
                                                                                    33-44565      15,438,493
                                                                                    33-44670     109,290,957
                                                                                    333-63401      7,107,804
                                                                                    33-74232     494,341,338
                                                                                    333-40254     84,097,922
                                                                                                -------------
                                                                                                 711,447,022
                (iii)             Aggregate price of shares redeemed or
                                  repurchased during any prior fiscal year
                                  ending no earlier than October 11, 1995 that
                                  were not previously used to reduce
                                  registration fees
                                  payable to the Commission:                                               0

                (iv)              Total available redemption credits
                                  [Add items 5(ii) and 5(iii)]:                                                    711,447,022


                (v)               Net Sales - If Item 5(i) is greater than Item 5(iv)
                                  [subtract Item 5(iv) from Item 5(i)]:                                            306,704,541

           ------------------------------------------------------------------------------------------------------

                (vi)              Redemption credits available for use in future year
                                  -- if Item 5(i) is less than Item 5(iv) [subtract Item
                                  5(iv) from Item 5(i)]"                                                 N/A

           ------------------------------------------------------------------------------------------------------

                (vii)             Multiplier for determining registration fee (See
                                  Instruction c.9):                                                                   0.000239

                (viii)            Registration fee due [Multiply Item 5(v) by Item
                                  5(vii)] (enter "0" if no fee is due):                                              73,302.39
                                                                                                                 ==============

         6      Prepaid Shares
                If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: ____________.

         7      Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                                 +           0
                                                                                                                 --------------

         8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                     73,302.39
                                                                                                                 ==============

         9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                ------------------
                    03/29/02
                ------------------

                Method of Delivery:

                ------------------
                        X         Wire Transfer
                ------------------
                ------------------
                       N/A        Mail or other means
                ------------------

                THE 24F-2 FEE IS PAID BY 33-44565.
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                                    Signature

                This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



                Principal Life Insurance Company Separate Account B



                By                              /s/ Joyce N. Hoffman
                                  ----------------------------------------------
                                  Joyce N. Hoffman
                                  Senior Vice President and Corporate Secretary


                Date:             29th day of March, 2002